Income Taxes - Operating Loss Carryforwards (Detail) $ in Thousands	Jun. 30, 2016 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	$ 22,209
State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	24,003
Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	9,111
Expires 2017 | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Expires 2017 | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	8
Expires 2017 | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	310
Expires 2018 | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Expires 2018 | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	4,659
Expires 2018 | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	0
Expires 2019 | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Expires 2019 | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	559
Expires 2019 | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	1,411
Expires 2020 | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Expires 2020 | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	2,212
Expires 2020 | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	624
Expires 2021 | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Expires 2021 | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	27
Expires 2021 | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	1,443
Expires 2022 | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	0
Expires 2022 | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	7,848
Expires 2022 | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	3,655
Expires 2023 and thereafter | Federal
Operating Loss Carryforwards [Line Items]
Net Operating Losses	22,209
Expires 2023 and thereafter | State
Operating Loss Carryforwards [Line Items]
Net Operating Losses	8,690
Expires 2023 and thereafter | Federal Foreign
Operating Loss Carryforwards [Line Items]
Foreign Tax Credit	$ 1,668